Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our insider trading policy prohibits all directors, officers and certain other personnel from, directly or indirectly, trading in our securities while in the possession of material nonpublic information related to the Company and from engaging in short sales and short-term or other speculative trading of our securities and any transactions that hedge or offset, or are designed to hedge or offset, any decrease in the market value of securities issued by us.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our insider trading policy prohibits all directors, officers and certain other personnel from, directly or indirectly, trading in our securities while in the possession of material nonpublic information related to the Company and from engaging in short sales and short-term or other speculative trading of our securities and any transactions that hedge or offset, or are designed to hedge or offset, any decrease in the market value of securities issued by us.